U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.   Name and address of issuer:

               The MainStay Funds
               51 Madison Avenue
               New York, NY  10010

          2. Name of each series or class of funds for which this notice is filed:

               MainStay Global Fund
               MainStay Natural Resources/Gold Fund

          3.   Investment Company Act File Number:  811-4550

               Securities Act File Number:  33-2610

          4.   Last day of fiscal year for which this notice is filed:
               12/18/95

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [    ]

          6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):
               Not applicable

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

          8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 0

          9. Number and aggregate sale price of securities sold during the fiscal year:

               Number:  2,585,362
               Amount:  $25,497,894


          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

               Number:  2,585,362
               Amount:  $25,497,894

          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): None

          12.  Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item
                         10):  $25,497,894

               (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): +0

               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                         -96,706,685

               (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable): +0

               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable): 0

               (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/29 of 1%

               (vii)     Fee due (line (i) or line (v) multiplied by line
                         (vi)):  0

          Instruction:   Issuers should complete lines (ii), (iii), (iv),
                         and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                         See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                            [    ]



               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                      SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

          By (Signature and Title):*    THE MAINSTAY FUNDS on behalf of
                                        MainStay Global Fund and MainStay
                                        Natural Resources/Gold Fund


                                        /s/Anthony Polis, Chief Financial
                                        Officer

          Date:  February 15, 1996


          * Please print the name and title of the signing officer below the signature.

                                DECHERT PRICE & RHOADS
                                 1500 K Street, N.W.
                                      Suite 500
                               Washington, D.C.  20005


                                  February 15, 1996


          The MainStay Funds
          51 Madison Avenue
          New York, NY  10010

          Dear Sirs:

                    As counsel for the MainStay Global Fund and MainStay Natural Resources/Gold Fund (the "Funds"), each a recently liquidated series of The MainStay Funds (the "Trust"), during each Fund's final fiscal year, which, pursuant to Rule 24f-2(b)(3) under the Investment Company Act of 1940 is deemed to have ended on December 18, 1995, the date that all or substantially all of the assets of each Fund were distributed, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement which related to the Funds' shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-2610) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

                    Based upon the foregoing, it is our opinion with respect to the Shares, the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Notice") being filed on behalf of the Funds for their fiscal years ended December 18, 1995, assuming such Shares were sold at the public offering price and delivered by the Funds against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, legally and validly issued, fully paid and non-assessable.

                    We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed on behalf of the Funds with the Securities and Exchange Commission for the Funds' fiscal years ended December 18, 1995.

                                             Very truly yours,

                                             /s/ Dechert Price & Rhoads